UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-4612

Name of Fund:  Merrill Lynch EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch EuroFund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


Merrill Lynch EuroFund

Schedule of Investments as of July 31, 2004                                                               (in U.S. dollars)

                                  Shares
Country      Industry*             Held                             Common Stocks                                Value
Belgium      Diversified            207,206  +Belgacom SA                                                     $   6,363,871
             Telecommunication
             Services-1.0%

                                              Total Common Stocks in Belgium - 1.0%                               6,363,871


Finland      Communications         437,749   Nokia Oyj (Series A)                                                5,022,578
             Equipment-0.8%

             Paper & Forest         585,647   Stora Enso Oyj 'R'                                                  8,136,738
             Products-1.3%

                                              Total Common Stocks in Finland - 2.1%                              13,159,316


France       Automobiles-1.4%       156,861   PSA Peugeot Citroen                                                 9,055,495

             Commercial             256,791   BNP Paribas SA                                                     14,957,336
             Banks-2.4%

             Construction &          77,898   Vinci SA                                                            7,929,550
             Engineering-1.3%

             Construction            87,620   Lafarge SA (Ordinary)                                               7,510,898
             Materials-1.2%

             Diversified            313,882   France Telecom SA                                                   7,777,148
             Telecommunication
             Services-1.3%

             Hotels,                200,337   Accor SA                                                            8,509,388
             Restaurants &
             Leisure-1.4%

             Insurance-1.0%         292,367   Axa                                                                 6,008,561

             Metals &               463,489   Arcelor                                                             7,695,065
             Mining-1.2%

             Oil & Gas-3.2%         102,572   TotalFinaElf SA(d)                                                 19,919,195

                                              Total Common Stocks in France - 14.4%                              89,362,636


Germany      Air Freight &          367,102   Deutsche Post AG (Registered Shares)                                7,367,683
             Logistics-1.2%

             Airlines-0.6%          329,071  +Deutsche Lufthansa AG (Registered Shares)(d)                        3,886,576

             Auto                    72,081   Continental AG                                                      3,400,985
             Components-0.6%

             Automobiles-1.1%       157,599   Bayerische Motoren Werke (BMW) AG                                   7,005,252

             Chemicals-1.1%         121,491   Linde AG                                                            6,596,738


             Construction &         354,815   Hochtief AG                                                         8,218,937
             Engineering-1.3%

             Diversified            152,072   Deutsche Boerse AG                                                  7,411,368
             Financial
             Services-1.2%

             Diversified            487,223  +Deutsche Telekom AG (Registered Shares)                             8,165,365
             Telecommunication
             Services-1.3%

             Electric               195,320   E.On AG                                                            13,904,750
             Utilities-2.2%

             Pharmaceuticals-0.6%    52,890   Schering AG                                                         2,972,439

             Textiles, Apparel &     63,963   Adidas-Salomon  AG                                                  7,607,648
             Luxury Goods-1.2%

                                              Total Common Stocks in Germany -12.4%                              76,537,741


Ireland      Commercial             740,557   Bank of Ireland                                                     9,700,542
             Banks-1.6%

                                              Total Common Stocks in Ireland - 1.6%                               9,700,542


Italy        Commercial           2,783,106   Capitalia SpA                                                       8,453,871
             Banks-4.1%           4,539,785   Intesa BCI SpA                                                     16,839,748
                                                                                                              -------------
                                                                                                                 25,293,619

             Diversified          4,102,360   Telecom Italia SpA                                                 12,174,729
             Telecommunication
             Services-2.0%

             Electric             1,176,524   Enel SpA                                                            9,286,420
             Utilities-1.5%

             Insurance-1.0%         283,398   Fondiaria - SAI SpA                                                 6,107,429

             Oil & Gas-3.8%       1,146,887   ENI SpA                                                            23,614,357

                                              Total Common Stocks in Italy - 12.4%                               76,476,554


Netherlands  Chemicals-1.0%         180,001   Akzo Nobel NV                                                       5,942,251

             Commercial Services    665,758   Buhrmann NV                                                         6,179,870
             & Supplies-2.0%        428,165   Vedior NV 'A'                                                       6,288,971
                                                                                                              -------------
                                                                                                                 12,468,841

             Construction &         150,259   Imtech NV                                                           4,070,349
             Engineering-0.7%

             Diversified            558,720   ING Groep NV                                                       12,969,100
             Financial
             Services-2.1%

             Food & Staples         852,043  +Koninklijke Ahold NV                                                6,339,552
             Retailing-1.5%         439,668  +Koninklijke Ahold NV (ADR)(a)                                       3,323,890
                                                                                                              -------------
                                                                                                                  9,663,442

             Household              316,846   Koninklijke (Royal) Philips Electronics NV                          7,682,742
             Durables-1.2%

             Oil & Gas-3.7%         459,819   Royal Dutch Petroleum Company                                      23,068,482

                                              Total Common Stocks in the Netherlands - 12.2%                     75,865,207


Norway       Commercial           1,144,025   DNB Holding ASA                                                     7,843,006
             Banks-1.3%

                                              Total Common Stocks in Norway - 1.3%                                7,843,006


Spain        Commercial             596,397   Banco Bilbao Vizcaya, SA                                            7,941,438
             Banks-1.3%

             Electric               298,439   Union Electrica Fenosa, SA                                          6,316,595
             Utilities-1.0%

                                              Total Common Stocks in Spain - 2.3%                                14,258,033


Sweden       Commercial Services    271,150   Securitas AB 'B'                                                    3,056,395
             & Supplies-0.5%

             Insurance-0.9%       1,476,808   Skandia Forsakrings AB                                              5,754,122

             Machinery-1.2%         201,669   Volvo AB 'B'                                                        7,226,961

                                              Total Common Stocks in Sweden - 2.6%                               16,037,478


Switzerland  Capital Markets-3.3%   359,899   Credit Suisse Group                                                11,547,938
                                    132,812   UBS AG (Registered Shares)                                          8,886,315
                                                                                                              -------------
                                                                                                                 20,434,253

             Construction           137,084   Holcim Ltd. (Registered Shares)                                     7,173,779
             Materials-1.2%

             Food Products-2.2%      53,293   Nestle SA (Registered Shares)                                      13,621,613

             Insurance-1.0%          52,432  +Swiss Life Holding                                                  6,116,759

             Pharmaceuticals-1.5%   210,861   Novartis AG (Registered Shares)                                     9,435,879

                                              Total Common Stocks in Switzerland - 9.2%                          56,782,283


United       Aerospace &          2,601,178   BAE Systems PLC                                                    10,110,613
Kingdom      Defense-1.6%

             Commercial           1,867,690   Barclays PLC                                                       15,622,981
             Banks-7.4%             244,741   HBOS PLC                                                            3,170,975
                                    872,414   HSBC Holdings PLC                                                  12,810,510
                                    503,029   Royal Bank of Scotland Group PLC                                   14,141,771
                                                                                                              -------------
                                                                                                                 45,746,237

             Food & Staples         687,880   Boots Group PLC                                                     8,543,477
             Retailing-1.4%

             Food Products-1.3%     897,786   Unilever PLC                                                        7,926,169

             Hotels,              1,024,398   Compass Group PLC                                                   5,956,355
             Restaurants &
             Leisure-1.0%

             Industrial             749,784   Smiths Group PLC                                                    9,953,144
             Conglomerates-1.6%

             Insurance-2.3%         468,651   AVIVA PLC                                                           4,772,422
                                  1,122,318   Prudential Corporation PLC                                          9,255,385
                                                                                                              -------------
                                                                                                                 14,027,807

             Oil & Gas-4.4%       2,909,711   BP Amoco PLC                                                       27,302,400


             Pharmaceuticals-1.8%   551,615   GlaxoSmithKline PLC                                                11,204,449

             Specialty            1,495,955   Kesa Electricals PLC                                                7,644,096
             Retail-1.2%

             Transportation         681,693   BAA PLC                                                             6,935,698
             Infrastructure-1.1%

             Wireless             3,978,969   Vodafone Group PLC                                                  8,628,399
             Telecommunication
             Services-1.4%

                                              Total Common Stocks in the United Kingdom - 26.5%                 163,978,844

                                              Total Common Stocks (Cost - $522,169,165) - 98.0%                 606,365,511



                                                                   Preferred Stocks
Germany      Household               61,971   Henkel KGaA                                                         4,548,226
             Products-0.7%

                                              Total Preferred Stocks (Cost - $2,619,469) - 0.7%                   4,548,226



                                Beneficial
                                 Interest                       Short-Term Securities                            Value

                               $  3,718,592   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I(b)      $   3,718,592
                                 15,002,230   Merrill Lynch Liquidity Series, LLC Money Market Series I(b)(c)    15,002,230

                                              Total Short-Term Securities (Cost - $18,720,822)-3.0%              18,720,822

                                              Total Investments (Cost - $543,509,456**) - 101.7%                629,634,559
                                              Liabilities In Excess of Other Assets - (1.7%)                   (10,716,099)
                                                                                                              -------------
                                              Net Assets - 100.0%                                             $ 618,918,460
                                                                                                              =============

(a) American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                             Interest/
                                              Net             Dividend
          Affiliate                         Activity           Income

Merrill Lynch Liquidity Series,
   LLC Cash Sweep Series I                 $  (393,749)       $ 44,203
Merrill Lynch Liquidity Series,
   LLC Money Market Series                 $(8,051,083)       $ 31,771
Merrill Lynch Premier Institutional Fund    (7,684,437)       $  9,541


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or portion of security, is on loan.

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost                                            $ 549,139,461
                                                          =============
Gross unrealized appreciation                             $  99,045,587
Gross unrealized depreciation                              (18,550,489)
                                                          -------------
Net unrealized appreciation                               $  80,495,098
                                                          =============


+ Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch EuroFund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch EuroFund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch EuroFund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch EuroFund, Inc.


Date: September 17, 2004